Offerings	Mar. 25, 2026 USD ($) shares
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, EUR 0.13 nominal value per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred shares
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) (a) There is being registered hereunder such indeterminate number of ordinary shares and preferred shares and such indeterminate number of warrants to purchase ordinary shares or preferred shares of one or more series, in any combination as shall have an aggregate initial offering price not to exceed US$125,000,000. Any securities registered by this Registration Statement may be sold separately or in combination with other securities registered hereunder. The proposed maximum initial offering price per security will be determined, from time to time, by the registrant in connection with the sale of the securities registered hereunder. The securities registered also include such indeterminate amounts and numbers of ordinary shares as may be issued upon conversion of, or exchange for, preferred shares that provide for conversion or exchange, upon exercise of warrants or pursuant to the anti-dilution provisions of such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares being registered hereunder include such indeterminate number of ordinary shares and preferred shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. (b) Pursuant to Instructions to the Calculation of Filing Fee Tables and Related Disclosure of Form S-3, the table does not specify by each class information as to the proposed maximum aggregate offering price. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. (2) (a) Represents the ordinary shares issuable upon the exercise of warrants issued and the estimated warrants to be issued to the selling shareholder that will be offered for resale pursuant to the Registration Statement to which this exhibit is attached. Pursuant to Rule 416 under the Securities Act, shares being registered hereunder include such indeterminate number of ordinary shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. (b) The registration fee is calculated pursuant to Rule 457(c) of the Securities Act. The estimated proposed maximum offering price per share and maximum aggregate offering price are based upon the average of the high and low prices of EDAP TMS S.A.'s ordinary shares on March 23, 2026, as reported on the Nasdaq Global Market. (3) Pursuant to Rule 457(g) of the Securities Act, no separate fee is recorded for the warrants and the entire fee is allocated to the underlying ordinary shares. (4) Ordinary shares may be represented by American Depositary Shares. Such American Depositary Shares issuable on deposit of the ordinary shares registered hereby have been registered under separate registration statements on Form F-6POS (File No. 333-7314) and Form F-6EF (File No. 333-176843). Each American Depositary Share represents the right to receive one ordinary share. (5) In United States dollars or the equivalent thereof as converted from euros. (6) On April 5, 2024, we filed with the SEC a registration statement on Form F-3 (File No. 333-278526) utilizing a shelf registration process, which was declared effective on April 16, 2024 (the "2024 F-3"). Under this shelf registration process, we were initially entitled to, from time to time, sell up to $125,000,000 in the aggregate of ordinary shares, preferred shares, and warrants. No sales have been made pursuant to prospectus supplements to the 2024 F-3 and we have $125,000,000.00 worth of unsold securities left under the 2024 F-3.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, EUR 0.13 nominal value per share
Amount Registered | shares	4,574,421
Proposed Maximum Offering Price per Unit	3.55
Maximum Aggregate Offering Price	$ 16,239,194.55
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,242.63
Offering Note	(1) (a) There is being registered hereunder such indeterminate number of ordinary shares and preferred shares and such indeterminate number of warrants to purchase ordinary shares or preferred shares of one or more series, in any combination as shall have an aggregate initial offering price not to exceed US$125,000,000. Any securities registered by this Registration Statement may be sold separately or in combination with other securities registered hereunder. The proposed maximum initial offering price per security will be determined, from time to time, by the registrant in connection with the sale of the securities registered hereunder. The securities registered also include such indeterminate amounts and numbers of ordinary shares as may be issued upon conversion of, or exchange for, preferred shares that provide for conversion or exchange, upon exercise of warrants or pursuant to the anti-dilution provisions of such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares being registered hereunder include such indeterminate number of ordinary shares and preferred shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. (b) Pursuant to Instructions to the Calculation of Filing Fee Tables and Related Disclosure of Form S-3, the table does not specify by each class information as to the proposed maximum aggregate offering price. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. (2) (a) Represents the ordinary shares issuable upon the exercise of warrants issued and the estimated warrants to be issued to the selling shareholder that will be offered for resale pursuant to the Registration Statement to which this exhibit is attached. Pursuant to Rule 416 under the Securities Act, shares being registered hereunder include such indeterminate number of ordinary shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. (b) The registration fee is calculated pursuant to Rule 457(c) of the Securities Act. The estimated proposed maximum offering price per share and maximum aggregate offering price are based upon the average of the high and low prices of EDAP TMS S.A.'s ordinary shares on March 23, 2026, as reported on the Nasdaq Global Market. (3) Pursuant to Rule 457(g) of the Securities Act, no separate fee is recorded for the warrants and the entire fee is allocated to the underlying ordinary shares. (4) Ordinary shares may be represented by American Depositary Shares. Such American Depositary Shares issuable on deposit of the ordinary shares registered hereby have been registered under separate registration statements on Form F-6POS (File No. 333-7314) and Form F-6EF (File No. 333-176843). Each American Depositary Share represents the right to receive one ordinary share. (5) In United States dollars or the equivalent thereof as converted from euros. (6) On April 5, 2024, we filed with the SEC a registration statement on Form F-3 (File No. 333-278526) utilizing a shelf registration process, which was declared effective on April 16, 2024 (the "2024 F-3"). Under this shelf registration process, we were initially entitled to, from time to time, sell up to $125,000,000 in the aggregate of ordinary shares, preferred shares, and warrants. No sales have been made pursuant to prospectus supplements to the 2024 F-3 and we have $125,000,000.00 worth of unsold securities left under the 2024 F-3.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase Ordinary Shares
Amount Registered | shares	457,442
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) (a) There is being registered hereunder such indeterminate number of ordinary shares and preferred shares and such indeterminate number of warrants to purchase ordinary shares or preferred shares of one or more series, in any combination as shall have an aggregate initial offering price not to exceed US$125,000,000. Any securities registered by this Registration Statement may be sold separately or in combination with other securities registered hereunder. The proposed maximum initial offering price per security will be determined, from time to time, by the registrant in connection with the sale of the securities registered hereunder. The securities registered also include such indeterminate amounts and numbers of ordinary shares as may be issued upon conversion of, or exchange for, preferred shares that provide for conversion or exchange, upon exercise of warrants or pursuant to the anti-dilution provisions of such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares being registered hereunder include such indeterminate number of ordinary shares and preferred shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. (b) Pursuant to Instructions to the Calculation of Filing Fee Tables and Related Disclosure of Form S-3, the table does not specify by each class information as to the proposed maximum aggregate offering price. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. (2) (a) Represents the ordinary shares issuable upon the exercise of warrants issued and the estimated warrants to be issued to the selling shareholder that will be offered for resale pursuant to the Registration Statement to which this exhibit is attached. Pursuant to Rule 416 under the Securities Act, shares being registered hereunder include such indeterminate number of ordinary shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. (b) The registration fee is calculated pursuant to Rule 457(c) of the Securities Act. The estimated proposed maximum offering price per share and maximum aggregate offering price are based upon the average of the high and low prices of EDAP TMS S.A.'s ordinary shares on March 23, 2026, as reported on the Nasdaq Global Market. (3) Pursuant to Rule 457(g) of the Securities Act, no separate fee is recorded for the warrants and the entire fee is allocated to the underlying ordinary shares. (4) Ordinary shares may be represented by American Depositary Shares. Such American Depositary Shares issuable on deposit of the ordinary shares registered hereby have been registered under separate registration statements on Form F-6POS (File No. 333-7314) and Form F-6EF (File No. 333-176843). Each American Depositary Share represents the right to receive one ordinary share. (5) In United States dollars or the equivalent thereof as converted from euros. (6) On April 5, 2024, we filed with the SEC a registration statement on Form F-3 (File No. 333-278526) utilizing a shelf registration process, which was declared effective on April 16, 2024 (the "2024 F-3"). Under this shelf registration process, we were initially entitled to, from time to time, sell up to $125,000,000 in the aggregate of ordinary shares, preferred shares, and warrants. No sales have been made pursuant to prospectus supplements to the 2024 F-3 and we have $125,000,000.00 worth of unsold securities left under the 2024 F-3.
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Ordinary Shares, EUR 0.13 nominal value per share
Carry Forward Form Type	F-3
Carry Forward File Number	333-278526
Carry Forward Initial Effective Date	Apr. 16, 2024
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred shares
Carry Forward Form Type	F-3
Carry Forward File Number	333-278526
Carry Forward Initial Effective Date	Apr. 16, 2024
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	F-3
Carry Forward File Number	333-278526
Carry Forward Initial Effective Date	Apr. 16, 2024
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 125,000,000.00
Carry Forward Form Type	F-3
Carry Forward File Number	333-278526
Carry Forward Initial Effective Date	Apr. 16, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 7,529.45
Offering Note	(1) (a) There is being registered hereunder such indeterminate number of ordinary shares and preferred shares and such indeterminate number of warrants to purchase ordinary shares or preferred shares of one or more series, in any combination as shall have an aggregate initial offering price not to exceed US$125,000,000. Any securities registered by this Registration Statement may be sold separately or in combination with other securities registered hereunder. The proposed maximum initial offering price per security will be determined, from time to time, by the registrant in connection with the sale of the securities registered hereunder. The securities registered also include such indeterminate amounts and numbers of ordinary shares as may be issued upon conversion of, or exchange for, preferred shares that provide for conversion or exchange, upon exercise of warrants or pursuant to the anti-dilution provisions of such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares being registered hereunder include such indeterminate number of ordinary shares and preferred shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. (b) Pursuant to Instructions to the Calculation of Filing Fee Tables and Related Disclosure of Form S-3, the table does not specify by each class information as to the proposed maximum aggregate offering price. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. (2) (a) Represents the ordinary shares issuable upon the exercise of warrants issued and the estimated warrants to be issued to the selling shareholder that will be offered for resale pursuant to the Registration Statement to which this exhibit is attached. Pursuant to Rule 416 under the Securities Act, shares being registered hereunder include such indeterminate number of ordinary shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. (b) The registration fee is calculated pursuant to Rule 457(c) of the Securities Act. The estimated proposed maximum offering price per share and maximum aggregate offering price are based upon the average of the high and low prices of EDAP TMS S.A.'s ordinary shares on March 23, 2026, as reported on the Nasdaq Global Market. (3) Pursuant to Rule 457(g) of the Securities Act, no separate fee is recorded for the warrants and the entire fee is allocated to the underlying ordinary shares. (4) Ordinary shares may be represented by American Depositary Shares. Such American Depositary Shares issuable on deposit of the ordinary shares registered hereby have been registered under separate registration statements on Form F-6POS (File No. 333-7314) and Form F-6EF (File No. 333-176843). Each American Depositary Share represents the right to receive one ordinary share. (5) In United States dollars or the equivalent thereof as converted from euros. (6) On April 5, 2024, we filed with the SEC a registration statement on Form F-3 (File No. 333-278526) utilizing a shelf registration process, which was declared effective on April 16, 2024 (the "2024 F-3"). Under this shelf registration process, we were initially entitled to, from time to time, sell up to $125,000,000 in the aggregate of ordinary shares, preferred shares, and warrants. No sales have been made pursuant to prospectus supplements to the 2024 F-3 and we have $125,000,000.00 worth of unsold securities left under the 2024 F-3.